VANECK MORTGAGE REIT INCOME ETF

SCHEDULE OF INVESTMENTS

January 31, 2023 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.0%
Real Estate Investment Trusts: 100.0%
AGNC Investment Corp. †	1,350,162	$15,661,879
Annaly Capital Management, Inc. †	1,105,093	25,936,533
Apollo Commercial Real Estate Finance, Inc.	576,475	7,015,701
Arbor Realty Trust, Inc. †	642,000	9,585,060
Ares Commercial Real Estate Corp. †	319,388	3,922,085
ARMOUR Residential REIT, Inc. †	616,826	3,873,667
Blackstone Mortgage Trust, Inc. †	394,166	9,396,917
BrightSpire Capital, Inc. †	490,907	3,740,711
Broadmark Realty Capital, Inc. †	695,940	3,048,217
Chimera Investment Corp. †	1,096,436	7,993,018
Claros Mortgage Trust, Inc. †	254,589	4,261,820
Dynex Capital, Inc. †	273,468	3,940,674
Ellington Financial, Inc. †	278,313	3,821,238
Franklin BSP Realty Trust, Inc. †	374,605	5,431,773
Hannon Armstrong Sustainable
Infrastructure Capital, Inc. †	291,456	10,757,641
KKR Real Estate Finance Trust, Inc. †	263,009	4,189,733
	Number of Shares	Value
Real Estate Investment Trusts (continued)
Ladder Capital Corp.	630,715	$7,064,008
MFA Financial, Inc.	410,973	4,886,469
New York Mortgage Trust, Inc. †	1,765,568	5,508,572
Orchid Island Capital, Inc. †	201,438	2,455,529
PennyMac Mortgage Investment Trust †	364,626	5,560,547
Ready Capital Corp. †	550,726	7,286,105
Redwood Trust, Inc. †	510,568	4,268,349
Rithm Capital Corp.	1,204,752	11,336,716
Starwood Property Trust, Inc. †	731,233	15,275,457
Two Harbors Investment Corp.	392,295	7,037,772
Total Common Stocks (Cost: $230,397,083)		193,256,191

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.9%
Money Market Fund: 1.9% (Cost: $3,637,505)
State Street Navigator Securities Lending Government Money Market Portfolio	3,637,505	3,637,505
Total Investments: 101.9% (Cost: $234,034,588)		196,893,696
Liabilities in excess of other assets: (1.9)%		(3,688,052)
NET ASSETS: 100.0%		$193,205,644

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $54,248,506.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Financials	100.0%	$193,256,191